J.P. Morgan Institutional Funds
Supplement effective May 22, 2000, to the following Prospectus:

J.P. Morgan Money Market Reserves Funds, dated March 1, 2000

The address of the Shareholder Servicing Agent shown under the heading "Your Investment" is changed. The new address is:

                                             Morgan Christiana Center
                                          J.P. Morgan Funds Services - 2/OPS3
                                                  500 Stanton Christiana Road
                                                          Newark, DE 19713
                                                            1-800-766-7722

J.P. Morgan Institutional Funds
Supplement effective May 22, 2000, to the following Prospectus:

J.P. Morgan Institutional Money Market Funds, dated March 1, 2000

The address of the Shareholder Servicing Agent shown under the heading "Your Investment" is changed. The new address is:

                                              Morgan Christiana Center
                                           J.P. Morgan Funds Services - 2/OPS3
                                                   500 Stanton Christiana Road
                                                           Newark, DE 19713
                                                            1-800-766-7722

J.P. Morgan Institutional Funds
Supplement effective May 22, 2000, to the following Prospectus:

J.P. Morgan Institutional Service Money Market Funds, dated March 1, 2000

The address of the Shareholder Servicing Agent shown under the heading "Your Investment" is changed. The new address is:

                                                 Morgan Christiana Center
                                            J.P. Morgan Funds Services - 2/OPS3
                                                   500 Stanton Christiana Road
                                                           Newark, DE 19713
                                                            1-800-766-7722

J.P. Morgan Institutional Funds
Supplement effective May 22, 2000, to the following Prospectus:

J.P. Morgan Institutional Direct Prime Money Market Fund, dated March 1, 2000

The address of the Shareholder Servicing Agent shown under the heading "Your Investment" is changed. The new address is:

                                                   Morgan Christiana Center
                                           J.P. Morgan Funds Services - 2/OPS3
                                                  500 Stanton Christiana Road
                                                           Newark, DE 19713
                                                            1-800-766-7722